Fair Value - Carrying Values and Estimated Fair Values of Assets and Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value financial assets and liabilities [line items]
Financial assets	€ 69,293	€ 76,020
Fair value	59,574	65,375
Debt securities - held at amortized cost [member] | Financial assets at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Financial assets		36
Fair value		36
Loans - held at amortized cost [member] | Financial assets at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Financial assets	9,672	10,598
Fair value	8,902	9,380
Deposits with financial institutions - held at amortized cost [member] | Financial assets at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Financial assets		11
Fair value		11
Subordinated borrowings - held at amortized cost [member]
Disclosure of fair value financial assets and liabilities [line items]
Total estimated fair value	1,312	1,490
Subordinated borrowings - held at amortized cost [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Financial liabilities		1,653
Total estimated fair value		1,490
Trust pass-through securities - held at amortized cost [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Financial liabilities		113
Total estimated fair value		133
Borrowings [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Financial liabilities	1,982	3,013
Total estimated fair value	2,059	3,076
Investment contracts - held at amortized cost [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Financial liabilities		12,592
Total estimated fair value		9,432
Level I [member] | Debt securities - held at amortized cost [member] | Financial assets at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Fair value		36
Level I [member] | Loans - held at amortized cost [member] | Financial assets at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Fair value	0	0
Level I [member] | Deposits with financial institutions - held at amortized cost [member] | Financial assets at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Fair value		11
Level I [member] | Subordinated borrowings - held at amortized cost [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Total estimated fair value		763
Level I [member] | Trust pass-through securities - held at amortized cost [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Total estimated fair value	0	0
Level I [member] | Borrowings [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Total estimated fair value	837	867
Level I [member] | Investment contracts - held at amortized cost [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Total estimated fair value	0	0
Level II [member] | Debt securities - held at amortized cost [member] | Financial assets at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Fair value	0	0
Level II [member] | Loans - held at amortized cost [member] | Financial assets at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Fair value	1	1
Level II [member] | Deposits with financial institutions - held at amortized cost [member] | Financial assets at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Fair value	0	0
Level II [member] | Subordinated borrowings - held at amortized cost [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Total estimated fair value	620	727
Level II [member] | Trust pass-through securities - held at amortized cost [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Total estimated fair value	118	133
Level II [member] | Borrowings [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Total estimated fair value	1,221	2,209
Level II [member] | Investment contracts - held at amortized cost [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Total estimated fair value	0	0
Level III [member] | Debt securities - held at amortized cost [member] | Financial assets at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Fair value	0	0
Level III [member] | Loans - held at amortized cost [member] | Financial assets at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Fair value	8,901	9,379
Level III [member] | Deposits with financial institutions - held at amortized cost [member] | Financial assets at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Fair value	0	0
Level III [member] | Subordinated borrowings - held at amortized cost [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Total estimated fair value	0	0
Level III [member] | Trust pass-through securities - held at amortized cost [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Total estimated fair value	0	0
Level III [member] | Borrowings [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Total estimated fair value	0	0
Level III [member] | Investment contracts - held at amortized cost [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Total estimated fair value	€ 9,473	€ 9,432